CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY AND OTHER COMPREHENSIVE INCOME (USD $) In Millions		Total USD ($)	Common Stock USD ($)	Paid-In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock USD ($)	Stock Held By Employee Benefits Trusts USD ($)	Noncontrolling Interests USD ($)	Parent USD ($)	Common Stock Repurchase Program USD ($)		Common Stock Repurchase Program Common Stock	Common Stock Repurchase Program Treasury Stock USD ($)		Executive Life Insurance Benefit Trust Treasury Stock USD ($)		Executive Life Insurance Benefit Trust Stock Held By Employee Benefits Trusts USD ($)
Beginning Balance at Dec. 31, 2009		$ 1,615.0	$ 236.6	$ 1,102.0	$ 2,494.2	$ (318.7)	$ (1,871.7)	$ (41.2)	$ 13.8
Beginning Balance (in shares) at Dec. 31, 2009			126.2
Net income		274.8			266.7				8.1	266.7
Other comprehensive income (loss)		(26.0)				(25.8)			(0.2)
Shares issued under stock and benefit plans, net of minimum tax withholdings (in shares)			1.6
Shares issued under stock and benefit plans, net of minimum tax withholdings		26.5		(21.7)			48.2
Cash dividends ($0.64, $0.28 and $0.16 per share for 2011, 2010 and 2009 respectively)		(35.2)			(35.2)
Dividends paid to employee benefits trusts		0.3		0.3
Stock-based compensation expense		21.8		21.8
Tax effects of stock-based compensation plans		3.4		3.4
Dividends paid to noncontrolling interests		5.1							5.1
Stockholders Equity Other		0.4							0.4
Treasury stock purchased	[1]										(167.5)			(167.5)
Treasury stock purchased (in shares)	[1]												(5.2)
Ending Balance at Dec. 31, 2010		1,708.4	236.6	1,105.8	2,725.7	(344.5)	(1,991.0)	(41.2)	17.0
Ending Balance (in shares) at Dec. 31, 2010			122.6
Net income		241.7			232.9				8.8	232.9
Other comprehensive income (loss)		(47.3)				(47.3)
Shares issued under stock and benefit plans, net of minimum tax withholdings (in shares)			1.2
Shares issued under stock and benefit plans, net of minimum tax withholdings		20.6		(14.3)			34.9
Cash dividends ($0.64, $0.28 and $0.16 per share for 2011, 2010 and 2009 respectively)		(79.4)			(79.4)
Dividends paid to employee benefits trusts		1.3		1.3
Stock-based compensation expense		24.4		24.4
Tax effects of stock-based compensation plans		2.3		2.3
Dividends paid to noncontrolling interests		5.6							5.6
Stockholders Equity Other		(2.0)		(1.5)					(0.5)
Treasury stock purchased											(142.3)	[1]		(142.3)	[1]	(35.3)	[2]	35.3	[2]
Treasury stock purchased (in shares)	[1]												(4.2)
Ending Balance at Dec. 31, 2011		1,722.1	236.6	1,118.0	2,879.2	(391.8)	(2,133.7)	(5.9)	19.7
Ending Balance (in shares) at Dec. 31, 2011			119.6
Net income		280.8			272.1				8.7	272.1
Other comprehensive income (loss)		29.5				29.8			(0.3)
Shares issued under stock and benefit plans, net of minimum tax withholdings (in shares)			2.7
Shares issued under stock and benefit plans, net of minimum tax withholdings		62.5		(16.6)			79.1
Cash dividends ($0.64, $0.28 and $0.16 per share for 2011, 2010 and 2009 respectively)		(86.7)			(86.7)
Dividends paid to employee benefits trusts		0.7		0.7
Stock-based compensation expense		28.0		28.0
Tax effects of stock-based compensation plans		9.5		9.5
Dividends paid to noncontrolling interests		4.8							4.8
Stockholders Equity Other		2.7							2.7
Treasury stock purchased	[1]										(85.1)			(85.1)
Treasury stock purchased (in shares)	[1]												(1.9)
Ending Balance at Dec. 31, 2012		$ 1,959.2	$ 236.6	$ 1,139.6	$ 3,064.6	$ (362.0)	$ (2,139.7)	$ (5.9)	$ 26.0
Ending Balance (in shares) at Dec. 31, 2012			120.4

[1]	At December 31, 2012, $227.1 million was authorized for future repurchases of our common stock.
[2]	1,500,000 shares were reclassified from Stock Held by Employee Benefits Trusts to Treasury Stock on our Consolidated Balance Sheets as a result of this transaction.